PELP Acquisition Business Combination, Pro Forma Information (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Pro forma revenues	$ 102,775	$ 201,454	$ 402,898	$ 400,089
Pro forma net income attributable to stockholders	$ 465	$ 1,264	$ 1,982	$ (3,956)